POST-EMPLOYMENT BENEFITS	12 Months Ended
Dec. 31, 2023
Employee Benefits [Abstract]
POST-EMPLOYMENT BENEFITS	POST-EMPLOYMENT BENEFITS
The company maintains several defined benefit pension plans within its subsidiaries. These plans are administered in various countries, the most significant of which is in the United States. These benefits are provided through various insurance companies and the estimated net post-employment benefit costs are accrued during the employees’ credited service periods.
The following table shows the changes in the present value of the defined benefit pension plan obligations and the fair values of plan assets as at December 31, 2023 and 2022.

(US$ MILLIONS)	2023	2022
Changes in defined benefit obligation
Defined benefit obligation at beginning of year	$1,639	$2,221
Service cost	6	14
Interest cost	65	58
Participant contributions	—	1
Foreign currency exchange differences	(38)	(8)
Actuarial (gain) loss due to financial assumption changes	—	(600)
Actuarial (gain) loss due to demographic assumption changes	—	(1)
Actuarial experience adjustments	—	32
Benefits paid from plan assets	(72)	(67)
Benefits paid from employer	(4)	(11)
Disposals	(1,596)	—
Defined benefit obligation at end of year	$—	$1,639

Changes in fair value of plan assets
Fair value of plan assets at beginning of year	$(1,283)	$(1,887)
Interest income	(52)	(49)
Return on plan assets (excluding interest income)	—	561
Foreign currency exchange differences	(3)	44
Employer contributions	(26)	(36)
Participant contributions	—	(1)
Benefits paid from plan assets	72	67
Benefits paid from employer	5	11
Administrative expenses paid from plan assets	6	7
Disposals	1,281	—
Fair value of plan assets at end of year	$—	$(1,283)
Net liability at end of year	$—	$356
The net liabilities for the post-employment benefits are recorded within accounts payable and other in the consolidated statements of financial position.